Leases	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 5. Leases

The Company entered into a sub-lease agreement with a related party in November, 2010 for commercial office space. The terms of the verbal agreement are month to month. The Company paid sub-lease or rent payments in the amount of $15,031 and $14,993 during the year ended December 31, 2013 and 2012, respectively.

The Company leased certain machinery and equipment in 2013 and 2012 under an agreement that is classified as a capital lease. The cost of equipment under capital leases is included in the balance sheets as property and equipment and was $32,396 and $25,396 at December 31, 2013 and 2012, respectively. Accumulated depreciation of the leased equipment at December 31, 2013 and 2012 was $18,319 and $9,708, respectively.

The future minimum lease payments required under the capital lease and the present value of the net minimum lease payments as of December 31, 2013 are as follows:

	Year Ending December 31,	Amount

	2014	$7,767
	2015	5,917
	2016	541

Total Minimum Lease Payments		14,225
Less: Amount Representing Interest		(1,416)
Present Value of Minimum Lease Payments		12,809
Less: Current Maturities of Capital Lease Obligations		(6,351)
Long-Term Capital Lease Obligations		$6,458